Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Brandes Global Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brandes Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 46 of the Prospectus and “Additional Purchase and Redemption Information” on page B-83 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.16%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global Equity Fund invests primarily in equity securities of U.S. and foreign companies. The Fund typically invests in companies with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or healthcare sector.The Global Equity Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International World (“MSCI World”) Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.The Global Equity Fund will invest in at least three different countries, and invest at least 40% of its total assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, invest at least 30% of its total assets (measured at the time of purchase) outside of the United States. For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its total assets within the United States.The Global Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.Brandes Investment Partners, L.P., the Global Equity Fund’sinvestment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the values of the Global Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Principal risks of the Fund are as follows:Stock Market and Equity Securities Risk. The stock markets are volatile and the market prices of the fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Global Equity Fund’s investments in foreign securities.Value Securities Risk. The Global Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, recently, value securities generally have not performed as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.Active Management Risk. The Advisor is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Advisor’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Advisor.Currency Risk. Because the Global Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and caused major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced and may continue to experience particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the United States. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information shows you how the Global Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund’s Class I Shares for the past ten years. The table below compares the Fund’s returns over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.brandesfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows you how the Global Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of <br/>December 31, for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter4Q 202022.65%Worst Quarter1Q 2020-29.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For <br/>periods ended December 31, 2020(Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class I shares were first offered on October 6, 2008. Class A shares were first offered on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares. (Class A shares have the same operating expenses as Class S shares.) Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares restated to reflect Class A sales loads and expenses. Class C shares were first offered on January 31, 2013. Performance shown prior to the inception of Class C shares reflects the performance of Class I shares restated to reflect Class C expenses.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.After-tax returns are shown for Class I shares only. After-tax returns for other Classes will vary.The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Brandes Global Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	1,014
5 Years	rr_ExpenseExampleYear05	1,356
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,632
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Year	rr_AverageAnnualReturnYear05	4.64%
10 Year	rr_AverageAnnualReturnYear10	5.30%
Brandes Global Equity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[4]
1 Year	rr_ExpenseExampleYear01	$ 303
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	1,211
10 Years	rr_ExpenseExampleYear10	$ 2,632
1 Year	rr_AverageAnnualReturnYear01	(0.05%)
5 Year	rr_AverageAnnualReturnYear05	5.08%
10 Year	rr_AverageAnnualReturnYear10	5.11%
Brandes Global Equity Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[4]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	709
10 Years	rr_ExpenseExampleYear10	$ 1,600
2011	rr_AnnualReturn2011	(6.16%)
2012	rr_AnnualReturn2012	11.60%
2013	rr_AnnualReturn2013	30.59%
2014	rr_AnnualReturn2014	1.37%
2015	rr_AnnualReturn2015	(2.64%)
2016	rr_AnnualReturn2016	8.06%
2017	rr_AnnualReturn2017	16.22%
2018	rr_AnnualReturn2018	(10.36%)
2019	rr_AnnualReturn2019	17.37%
2020	rr_AnnualReturn2020	1.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.45%)
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Year	rr_AverageAnnualReturnYear05	6.15%
10 Year	rr_AverageAnnualReturnYear10	6.16%
Brandes Global Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[4]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	828
10 Years	rr_ExpenseExampleYear10	$ 1,848
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Brandes Global Equity Fund | Return After Taxes on Distributions | I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Year	rr_AverageAnnualReturnYear05	5.35%
10 Year	rr_AverageAnnualReturnYear10	5.18%
Brandes Global Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Year	rr_AverageAnnualReturnYear05	4.84%
10 Year	rr_AverageAnnualReturnYear10	5.00%
Brandes Global Equity Fund | MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Year	rr_AverageAnnualReturnYear05	12.19%
10 Year	rr_AverageAnnualReturnYear10	9.87%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[3]	Other expenses for the Class R6 shares are estimated based on current expenses of the Class A shares.
[4]	The Advisor has contractually agreed to limit the Global Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2022(the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[5]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.